Goodwill	12 Months Ended
Dec. 31, 2018
Changes In Goodwill [Abstract]
Goodwill
12	Goodwill

	Year ended December 31,
	2016	2017	2018
	RMB’million	RMB’million	RMB’million
Balance as of January 1,	-	15,762	16,262
Goodwill acquired (Note 24)	15,762	500	826
Balance as of December 31,	15,762	16,262	17,088

Goodwill is tested for impairment on an annual basis or when there are indications the carrying amount may be impaired. In 2017 and 2018, the Group had only one operating segment, for the purpose of impairment testing, goodwill is regarded as attributable to the Group as a whole. The Group carries out its impairment testing on goodwill by comparing the recoverable amounts of groups of CGUs to their carrying amounts.

Value-in-use is calculated based on discounted cash flows. The discounted cash flows calculations of each group of CGUs use cash flow projections developed based on financial budgets approved by management of the Group covering a five-year period. Cash flows beyond the five-year period are extrapolated using an estimated annual growth of not more than 3%. Pre-tax discount rates ranging from 15% to 17.5% are adopted, which reflects market assessment of time value and the specific risks relating to the industry that the Group operates. The financial projections were determined by the management based on past performance and its expectation for market development.

No impairment is recognized for the years ended December 31, 2017 and 2018.